Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost	A summary of the activity for the year ended December 31, 2022, is included below (in thousands):

Restructuring costs payable - January 1, 2022	$—
Restructuring costs incurred	845
Restructuring costs paid	(793)
Restructuring costs payable - December 31, 2022	$52

Less discontinued operations	$(52)
Restructuring costs - continuing operations	$—